CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS - Convertible Senior Unsecured Notes (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS
Host-liability of the Convertible Notes	$ 295,720,000
Embedded Derivatives	316,444,000
Total liability	612,164,000
Convertible Notes-by balance sheet presentation:
Non-current	612,164,000	$ 0
Convertible notes	$ 612,164,000